Income taxes - Significant components of deferred tax assets and liabilities and deferred tax not recognized (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities
Deferred tax assets and liabilities	$ 83,827,401	$ 71,653,642
Other future deductions	84,812,836	72,474,850
Net operating loss carry-forward
Deferred tax assets and liabilities
Deferred tax assets and liabilities	42,661,814	36,438,782
Other future deductions	42,661,814	36,438,782
Buildings and equipment
Deferred tax assets and liabilities
Deferred tax assets and liabilities	496,121	509,728
Other future deductions	496,121	509,728
Exploration and evaluation assets
Deferred tax assets and liabilities
Deferred tax assets and liabilities	33,857,576	30,829,284
Other future deductions	33,857,576	30,829,284
Convertible Note
Deferred tax assets and liabilities
Deferred tax assets and liabilities	6,811,890	3,875,849
Other future deductions	6,811,890	3,875,849
Other future deductions
Deferred tax assets and liabilities
Other future deductions	$ 985,435	$ 821,208